CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - AUD ($)	Issued Capital	Reserves	Accumulated Deficit During Development Stage	Total
Balance at Jun. 30, 2015	$ 146,895,714	$ 9,363,181	$ (117,145,631)	$ 39,113,264
Balance (in shares) at Jun. 30, 2015	533,891,470
Transactions with owners in their capacity as owners:
Issuance of shares in connection with At-The-Market facility, net of costs (Note 10(b))				0
Issuance of shares in connection with share purchase plan, net of costs (10 (b))	$ (16,500)			$ (16,500)
Issuance of shares in connection with share purchase plan, net of costs (10 (b)) (in shares)				0
Non-cash issuance of options to employees (Note 11(b))				$ 0
Non-cash issuance of options to consultants (Note 11(b))				0
Issuance of shares in connection with exercise of options, net of costs (Note 10(b) & 11(b))				0
Total transactions with owners in their capacity as owners	(16,500)			(16,500)
Net loss			(7,729,551)	(7,729,551)
Total comprehensive loss for the year			(7,729,551)	(7,729,551)
Balance at Jun. 30, 2016	$ 146,879,214	9,363,181	(124,875,181)	31,367,214
Balance (in shares) at Jun. 30, 2016	533,891,470
Transactions with owners in their capacity as owners:
Issuance of shares in connection with At-The-Market facility, net of costs (Note 10(b))				0
Issuance of shares in connection with share purchase plan, net of costs (10 (b))				0
Non-cash issuance of options to employees (Note 11(b))		22,743		22,743
Non-cash issuance of options to consultants (Note 11(b))		1,717		1,717
Issuance of shares in connection with exercise of options, net of costs (Note 10(b) & 11(b))				0
Transaction costs	$ (159,564)			(159,564)
Expired options	(2,701,644)	(7,067,161)	9,768,805
Total transactions with owners in their capacity as owners	(2,861,208)	(7,042,701)	9,768,805	(135,104)
Net loss			(7,542,076)	(7,542,076)
Total comprehensive loss for the year			(7,542,076)	(7,542,076)
Balance at Jun. 30, 2017	$ 144,018,006	2,320,480	(122,648,452)	23,690,034
Balance (in shares) at Jun. 30, 2017	533,891,470
Transactions with owners in their capacity as owners:
Issuance of shares in connection with At-The-Market facility, net of costs (Note 10(b))				$ 0
Issuance of shares in connection with At-The-Market facility, net of costs (Note 10(b)) (in shares)				0
Issuance of shares in connection with share purchase plan, net of costs (10 (b))				$ 0
Non-cash issuance of options to employees (Note 11(b))		764,538		764,538
Non-cash issuance of options to consultants (Note 11(b))				0
Issuance of shares in connection with exercise of options, net of costs (Note 10(b) & 11(b))				0
Transaction costs	$ (107,678)			(107,678)
Expired options		(1,331,064)	1,331,064
Total transactions with owners in their capacity as owners	(107,678)	(566,526)	1,331,064	656,860
Net loss			(8,265,737)	(8,265,737)
Total comprehensive loss for the year			(8,265,737)	(8,265,737)
Balance at Jun. 30, 2018	$ 143,910,328	$ 1,753,954	$ (129,583,125)	$ 16,081,157
Balance (in shares) at Jun. 30, 2018	533,891,470